ACCUMULATED OTHER COMPREHENSIVE LOSS, Reclassification Out of Each Component (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net impairment loss recognized in earnings					$ 0	$ 0	$ 9
Total reclassifications before tax	$ 10,018	$ 9,352	$ 27,207	$ 24,458	32,901	29,380	25,216
Interest expense	(2,459)	(1,747)	(6,413)	(4,975)	(6,882)	(5,856)	(7,299)
Income tax expense (benefit)	3,159	2,979	8,443	7,547	10,135	9,363	7,195
Total reclassifications for the period, net of tax	6,859	6,373	18,764	16,911	22,766	20,017	18,021
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	2		78				(39)
Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax					0	0	0
Unrealized Gains (Losses) on Securities Available for Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities	8	15	125	298	301	75	329
Net impairment loss recognized in earnings					0	0	(9)
Total reclassifications before tax	8	15	125	298	301	75	320
Income tax expense (benefit)	3	5	44	104	105	26	112
Total reclassifications for the period, net of tax	$ 5	$ 10	$ 81	$ 194	$ 196	$ 49	208
Unrealized Losses on Settled Derivatives [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense							(380)
Income tax expense (benefit)							(133)
Total reclassifications for the period, net of tax							$ (247)